Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) from continuing operations
U.S. operations					$ 54,018	$ 51,189	$ 52,315
Foreign operations					12,473	(765)	17,223
Profit Before Income Taxes	$ 4,327	$ 15,873	$ (2,632)	$ 44,994	66,491	50,424	69,538
Current:
Federal					15,962	15,117	11,903
Foreign					3,035	3,992	3,373
State					1,859	1,685	1,543
Current Income Tax Expense					20,856	20,794	16,819
Deferred:
Federal					(472)	(481)	2,650
Foreign					(434)	(1,888)	(524)
State					(73)	(89)	(58)
Deferred Income Tax Expense					(979)	(2,458)	2,068
Total:
Federal					15,490	14,636	14,553
Foreign					2,601	2,104	2,849
State					1,786	1,596	1,485
Total Income Tax Expense	731	$ 4,396	385	13,750	$ 19,877	$ 18,336	$ 18,887
Effective income tax rate reconciliation
Tax at statutory rate					35.00%	35.00%	35.00%
Increases (decreases) in the tax rate from:
State and local taxes, net of federal benefit					1.70%	2.20%	1.70%
Effect of foreign operations					(5.50%)	(5.10%)	(4.60%)
Impairment of Long-Lived Assets					0.00%	7.00%	0.00%
Effect of changes in valuation allowances					1.90%	1.50%	(0.90%)
Domestic production activities deduction					(2.20%)	(2.70%)	(1.60%)
Other, net					(1.00%)	(1.50%)	(2.40%)
Effective income tax rate					29.90%	36.40%	27.20%
Deferred Tax Assets:
Inventories, principally due to changes in inventory reserves									$ 332	$ 0
Employee wages and benefits, principally due to accruals for financial reporting purposes									14,723	16,395
Warranty reserves accrued for financial reporting purposes									3,617	3,101
Receivable, principally due to allowance for doubtful accounts and tax accounting method for equipment rentals									1,413	1,446
Tax loss carryforwards									7,821	5,834
Tax credit carryforwards									1,228	1,102
Other									2,126	603
Gross Deferred Tax Assets									31,260	28,481
Less: valuation allowance									(6,865)	(5,884)
Total Net Deferred Tax Assets									24,395	22,597
Deferred Tax Liabilities:
Inventories, principally due to changes in inventory reserves									0	617
Property, Plant and Equipment, principally due to differences in depreciation and related gains									6,947	6,619
Goodwill and Intangible Assets									4,180	3,315
Total Deferred Tax Liabilities									11,127	10,551
Net Deferred Tax Assets									13,268	12,046
Reconciliation of unrecognized tax benefits
Balance at January 1,			2,477	2,326	$ 2,326	$ 3,029
Increases as a result of tax positions taken during the current year					545	532
Decreases relating to settlement with tax authorities					(6)	(72)
Reductions as a result of a lapse of the applicable statute of limitations			(688)		(523)	(760)
Increases (Decreases) as a result of foreign currency fluctuations					135	(403)
Balance at December 31,	2,475		2,475		2,477	2,326	$ 3,029
Unrecognized tax benefits that would impact the effective tax rate								$ 2,130	2,114	1,992
Unrecognized Tax Benefits	$ 2,475		$ 2,477	$ 2,326	$ 2,326	$ 3,029	$ 3,029	2,475	2,477	2,326
Accrued interest and penalties								$ 426	490	$ 504
Maximum
Income Tax General Disclosure [Abstract]
Income Tax Examination, Year under Examination			2016		2014
Minimum
Income Tax General Disclosure [Abstract]
Income Tax Examination, Year under Examination			2014		2007
U.S.
Income Tax General Disclosure [Abstract]
Undistributed earnings of non-U.S. subsidiaries									14,650
Dutch
Operating loss carryforwards
Tax loss carryforwards									17,276
Tax loss carryforwards expiration					9 years
Foreign tax credit carryforwards									1,228
German
Operating loss carryforwards
Tax loss carryforwards									$ 10,764